Omnibus Incentive Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2012
Omnibus Incentive Compensation Plan (Abstract)
Omnibus Incentive Compensation Plan (Table Text Block)

	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2012	536,666	$3,985	650,464	$4,736
Vested	198,531	1,464	—	—
Unvested on December 31, 2012	338,135	$2,521	650,464	$4,736